10. Interests in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet:
Current assets	$ 11,136	$ 11,831
Total assets	23,399	23,878
Total liabilities	5,869	6,001
Total shareholders’ equity	15,743	15,872
Operating results:
Operating profits	(971)	(255)	$ (59)
Net (loss)/profits	(123)	(18)	$ (429)
Tianlan
Balance Sheet:
Current assets	61,708	55,742
Non-current assets	28,287	9,733
Total assets	89,995	65,475
Total liabilities	(64,572)	(40,672)
Total shareholders’ equity	25,423	24,803
Operating results:
Net sales	64,131	61,997
Operating profits	2,637	833
Net (loss)/profits	2,266	1,248
Jia Huan
Balance Sheet:
Current assets	21,264	20,556
Non-current assets	5,288	5,635
Total assets	26,552	26,191
Total liabilities	(12,675)	(12,623)
Total shareholders’ equity	13,877	13,568
Operating results:
Net sales	16,162	14,672
Operating profits	1,024	545
Net (loss)/profits	$ 762	$ 377